Geographic information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue from External Customers by Geographic Areas
The following table presents the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented, based on each lessee’s principal place of business, for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%
United States	$1,101,624	15.7%	$1,087,541	15.9%	$1,032,503	15.8%
China (a)	1,060,443	15.1%	1,153,435	16.8%	1,106,429	16.9%
Other countries (b)	4,841,930	69.2%	4,619,344	67.3%	4,391,614	67.3%
Total	$7,003,997	100.0%	$6,860,320	100.0%	$6,530,546	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our lease revenue.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
The following table presents the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, investment in finance leases, net and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented, based on each lessee’s principal place of business, as of December 31, 2024 and 2023:

	As of December 31,
	2024		2023
	Amount	%	Amount	%
United States	$9,419,796	15.2%	$8,870,847	14.6%
China (a)	8,196,116	13.3%	9,537,078	15.7%
Other countries (b)	44,206,728	71.5%	42,230,605	69.7%
Total	$61,822,640	100.0%	$60,638,530	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our long-lived assets.